Property, Plant, and Equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
9. Property, Plant, and Equipment
Property, plant, and equipment balances and corresponding useful lives are as follows:

	Estimated Useful Lives in Years	Year ended March 31,
		2026	2025
		(In million)	(In million)
Office equipment	5	$22.5	$21.4
Leasehold improvements	1-10	64.4	59.9
Right-of-use assets	1-10	158.5	126.4
Accumulated depreciation and impairment		(55.5)	(56.9)

Property, plant, and equipment, net		$189.9	$150.8

Depreciation expense of $11.5 million, $5.4 million and $5.7 million was recognized for the years ended March 31, 2026, 2025 and 2024 respectively. For details over the right-of-use
assets, refer to “Note 10 – Leases.”
During the financial year, the Group recognized an additional impairment of $1.8 million in respect of previously impaired right of use asset and the related leased office improvements for one of Group’s office space (2025: $14.6 million impairment charge; 2024: $nil). The impairment arose following a revised assumption regarding the expected future economic benefits from the asset. The impairment loss is included in “General and administrative” expenses in the Statement of Comprehensive Income.
The following table presents the Group’s long-lived assets based on geography, which consist of property, plant and equipment, net for the years ended March 31, 2026 and 2025:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
UK	$67.5	$70.2
Estonia	56.2	56.4
United States of America	32.3	8.2
Brazil	21.1	1.6
Singapore	6.1	7.7
Hungary	4.0	4.6
Other countries	2.7	2.1

Total long-lived assets	$189.9	$150.8

Long-lived assets are based upon the country in which the asset is located
or
owned.